Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock Class A		Common Stock Class B	Additional paid-in capital	Unearned Compensation	Retained Earnings	Statutory reserves	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Treasury shares	Total
Balance at Dec. 31, 2021	$ 39,813	[1]		$ 130,318,637	$ (125,630)	$ 37,819,226	$ 6,942,111	$ 5,632,199	$ 3,974,932		$ 184,601,288
Balance (in Shares) at Dec. 31, 2021	3,981,263	[1]
Balance (in Shares) at Dec. 31, 2021
Amortization of share-based compensation					125,630						125,630
Capital contribution from non-controlling interest									37,116		37,116
Net income						17,620,812			159,246		17,780,058
Statutory reserves						(2,225,734)	2,225,734
Treasury shares										$ (355,844)	(355,844)
Treasury shares (in Shares)										(62,188)
Shares issued for service	$ 250	[1]		184,750							185,000
Shares issued for service (in Shares)	25,000	[1]
Foreign currency translation adjustment								(12,570,149)	(6,231)		(12,576,380)
Balance at Dec. 31, 2022	$ 40,063	[1]		130,503,387		53,214,304	9,167,845	(6,937,950)	4,165,063	$ (355,844)	189,796,868	[1]
Balance (in Shares) at Dec. 31, 2022	4,006,263	[1]
Balance (in Shares) at Dec. 31, 2022										(62,188)
Issuance of common shares for board service	$ 120	[1]		31,695							31,815
Issuance of common shares for board service (in Shares)	12,000	[1]
Capital contribution from non-controlling interest									(35,290)		(35,290)
Net income						17,577,738			125,942		17,703,680
Statutory reserves						(2,396,405)	2,396,405
Treasury shares										$ 94,252	94,252
Treasury shares (in Shares)										(3,210)
Cancellation of shares due to share split	$ (7)	[1]									(7)
Cancellation of shares due to share split (in Shares)	(667)	[1]
Foreign currency translation adjustment								(4,536,732)	(65)		(4,536,797)
Balance at Dec. 31, 2023	$ 40,176	[1]		130,535,082		68,395,637	11,564,250	(11,474,682)	4,255,650	$ (261,592)	203,054,521	[1]
Balance (in Shares) at Dec. 31, 2023	4,017,596	[1]
Balance (in Shares) at Dec. 31, 2023										(65,398)
Issuance of common shares for board service	$ 45	[1]		43,155							43,200
Issuance of common shares for board service (in Shares)	4,500	[1]
Net income						5,787,416			112,375		5,899,791
Statutory reserves						(1,665,063)	1,665,063
Treasury shares										$ (991,420)	(991,420)
Treasury shares (in Shares)										(121,340)
Shares issued for shares-based compensation	$ 7,000	[1]		9,107,000							9,114,000
Shares issued for shares-based compensation (in Shares)	700,000	[1]
Shares issued for service	$ 30	[1]		26,970							27,000
Shares issued for service (in Shares)	3,000	[1]
Foreign currency translation adjustment								(6,016,387)	(1,595)		(6,017,982)
Balance at Dec. 31, 2024	$ 47,251	[1]		$ 139,712,207		$ 72,517,990	$ 13,229,313	$ (17,491,069)	$ 4,366,430	$ (1,253,012)	$ 211,129,110
Balance (in Shares) at Dec. 31, 2024	4,725,096	[1]
Balance (in Shares) at Dec. 31, 2024										(186,738)

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.